Stockholder Notes Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Notes payable outstanding amount	$ 2,910,136		$ 2,910,136	$ 2,910,136
Proceeds from related party debt	$ 1,000,000
Interest expense			174,600	162,300
AFS Finco I LP [Member]
Proceeds from related party debt				500,000
Unsecured Promissory Notes [Member]
Notes payable outstanding amount			$ 2,910,000	$ 2,910,000
Annual interest rate			6.00%	6.00%